Convertible Debt	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Convertible Debt

9. Convertible Debt

2018 Convertible Note Offering

On March 30, 2018, the Company entered into a Securities Purchase Agreement with two unaffiliated institutional and accredited investors for a private placement (the "2018 Note Offering") of up to $10.75 million in principal amount and $10 million funding amount (reflecting $750,000 of original issue discount) of Series A Senior Convertible Notes (“Series A Notes”), Series B Senior Secured Convertible Notes (“Series B Notes,” and collectively with the Series A Notes, the “2018 Notes”), and Series Q warrants (the “Series Q Warrants”) to purchase 9,126,984 shares of Class A Common Stock. On April 9, 2018, the Company closed the 2018 Note Offering. At the closing on April 9, 2018, the Company received $5 million of the gross proceeds and two secured promissory notes, one note from each investor, in a combined aggregate amount of $5 million (each, an “Investor Note”), secured by cash and/or securities held in investor accounts. These Investor Notes are presented net of the convertible debt carrying amount on the Consolidated Balance Sheets due to right of offset. All amounts outstanding under the 2018 Notes matured and were due and payable on or before the one-year anniversary of the issuance of the 2018 Notes (“Maturity Date”).

The 2018 Notes did not incur interest other than upon the occurrence of an event of default, in which case the 2018 Notes bore interest at 18% per year (“Interest Rate”). The 2018 Notes were convertible at any time, at the option of the holders, into shares of Common Stock at a conversion price. The initial fixed conversion price (“ICP”) was $1.2405 per share, subject to reduction, as described below, and adjustment for stock splits, stock dividends, and similar events.

The ICP of the 2018 Notes were subject to reduction subsequent to shareholder approval. On June 21, 2018 the Company held its 2018 annual shareholder meeting at which time the shareholders approved the 2018 Note Offering and thereby initiating a reset period which enabled the note holders to earn additional amounts (“Additional Amounts”), effectively a make-whole for amounts previously converted. As a result of the shareholder approval, the conversion price of the 2018 Notes and the exercise price of the Series Q Warrants were reset. Subsequent to that date, the Company agreed to permanently reduce the conversion price of the 2018 Notes from $0.3223 to $0.3067 effective on August 27, 2018. The 2018 Notes were convertible at any time, at the option of the holder, into shares of the Company’s Class A common stock at a conversion price equal to $0.3067. The Series Q Warrants were exercisable into shares of the Company’s Class A common stock at an exercise price of $0.3223 per share.

If the Company were to have consummated a Subsequent Placement, subject to some exceptions, a Note holder would have had the right to require that the Company redeem, in whole or in part, a portion of the amounts owed by the Company to such holder under a Note in cash. A Note holder could also have required the Company to redeem all or a portion of its 2018 Note in connection with a transaction resulting from a Change of Control and upon the occurrence of an event of default.

The 2018 Notes contained customary events of default, including but not limited to: (i) failure to file or have declared effective by the SEC the applicable registration statement required by the Registration Rights Agreement within certain time periods or failure to keep the registration statement effective as required by the Registration Rights Agreement, (ii) failure to maintain the listing of the Common Stock, (iii) failure to make payments when due under the Notes, (iv) breaches of covenants, and (iv) bankruptcy or insolvency. The occurrence of an event of default under the 2018 Notes would have triggered default interest and would have caused an Equity Condition Failure, which may mean that the Company would have been unable to force mandatory conversion of the Notes and that Note Holders may not be required to prepay the Investor Note under a mandatory prepayment event. Following an event of default, Note holders could have required the Company to redeem all or any portion of their Notes in cash at a conversion price equal to the greater of (i) 125% of the amount to be redeemed, and (ii) the product of (A) the amount to be redeemed divided by the conversion price, multiplied by (B) the product of (x) 125% multiplied by (y) the greatest closing sale price of the Common Stock on any trading day during the period commencing on the date immediately preceding such event of default and ending on the date the Company makes the entire redemption payment.

The principal amount of the Series B Notes was considered restricted principal until collection of the Investor Notes was received by the Company (“Restricted Principal”). Upon any offset, the restricted principal under a Series B Note would automatically and simultaneously be reduced, on a dollar-for-dollar basis, in an amount equal to the principal amount of an investor’s Investor Note cancelled and offset. Under the terms of the Series B Notes, the Company granted a security interest to each investor in such investor’s Investor Note to secure the Company’s obligations under the applicable Series B Note. Each investor perfected its security interest by taking possession of such investor’s Investor Note at the closing.

Each Series Q Warrant is immediately exercisable and will expire five years from the date of issuance. Initially, only 75% of the shares of Common Stock issuable upon exercise of a Series Q Warrant may be exercised, which amount increases upon an investor’s prepayment under such investor’s Investor Note. A holder may not exercise any of the Series Q Warrants, and the Company may not issue shares of Common Stock upon exercise of any of the Series Q Warrants if, after giving effect to the exercise, a holder together with (i) any investment vehicle, including, any funds, feeder funds or managed accounts, currently, or from time to time after the issuance date, directly or indirectly managed or advised by the holder’s investment manager or any of its affiliates or principals, (ii) any direct or indirect affiliates of the holder or any of the foregoing, (iii) any person acting or who could be deemed to be acting as a group together with the holder or any of the foregoing and (iv) any other persons whose beneficial ownership of the Company’s Common Stock would or could be aggregated with the holder’s and certain other “Attribution Parties” would beneficially own in excess of 4.99 or 9.99%, as elected by each investor at closing, of the outstanding shares of Common Stock. At each holder’s option, the cap may be increased or decrease to any other percentage not in excess of 9.99%, except that any increase will not be effective until the 61st day after notice to the Company.

As disclosed in Note 2. Significant Accounting Policies, the warrants issued in connection with the 2018 Note Offering as well as the embedded derivatives were accounted for as liabilities that had been initially measured and recorded at fair value and were revalued at each balance sheet date after their initial issuance with the changes in value recorded in earnings. These conversion options accounted for as embedded derivatives were incorporated into the 2018 Notes to incentivize the holders to provide the Company with short term funding for POWERHOUSE™. See Note 10. Fair Value Measurements for information about the techniques the Company uses to measure the fair value of our derivative instruments. The fair value of the embedded derivatives and Series Q warrants exceeded the proceeds received from the 2018 Notes Offering which was recognized as a loss within the line item “Change in fair value of derivative liabilities and loss on debt extinguishment” in the statement of operations.